DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (Instruments designated as accounting hedges:, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Derivative instruments and hedging activities
Asset derivatives:	$ 5,164	$ 7,492	$ 7,466	$ 11,428	$ 18,106
Liability derivatives:	9,868	13,337	13,686	7,941	17,933
Foreign currency forwards | Other current assets
Derivative instruments and hedging activities
Asset derivatives:	2,552	3,779	7,466	11,428	18,106
Foreign currency forwards | Other non-current assets
Derivative instruments and hedging activities
Asset derivatives:	2,612	3,713
Foreign currency forwards | Other current liabilities
Derivative instruments and hedging activities
Liability derivatives:	5,564	6,839	7,522	3,193	17,933
Foreign currency forwards | Other non-current liabilities
Derivative instruments and hedging activities
Liability derivatives:	3,831	6,407	6,164	4,748
Forward starting swap | Other non-current liabilities
Derivative instruments and hedging activities
Liability derivatives:	$ 473	$ 91